Pioneer Global Sustainable Equity Fund
Schedule of Investments  |  May 31, 2022

A: GLOSX	C: GCSLX	K: PGEKX	R: PRGEX	Y: PGSYX

Schedule of Investments  |  5/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.5%
	Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 1.8%
215,252	Hensoldt AG	$ 5,245,948
	Total Aerospace & Defense	$5,245,948
	Air Freight & Logistics — 2.0%
30,963	United Parcel Service, Inc., Class B	$ 5,643,007
	Total Air Freight & Logistics	$5,643,007
	Automobiles — 3.7%
406,900	Stellantis NV	$ 6,098,727
268,100	Subaru Corp.	4,621,614
	Total Automobiles	$10,720,341
	Banks — 13.6%
288,569	ABN AMRO Bank NV (144A)	$ 3,383,663
684,224	Grupo Financiero Banorte S.A.B de CV, Class O	4,435,870
224,979	KB Financial Group, Inc.	11,001,084
1,399,400	Mitsubishi UFJ Financial Group, Inc.	7,919,482
1,205,069	NatWest Group Plc	3,470,155
146,790	UniCredit S.p.A.	1,721,663
156,769	Wells Fargo & Co.	7,175,317
	Total Banks	$39,107,234
	Beverages — 0.8%
64,400	Asahi Group Holdings, Ltd.	$ 2,164,856
	Total Beverages	$2,164,856
	Biotechnology — 2.8%
50,210	AbbVie, Inc.	$ 7,399,448
5,957(a)	Alnylam Pharmaceuticals, Inc.	749,390
	Total Biotechnology	$8,148,838
	Capital Markets — 1.7%
58,102	Euronext NV (144A)	$ 5,032,203
	Total Capital Markets	$5,032,203
	Chemicals — 1.4%
20,460	International Flavors & Fragrances, Inc.	$ 2,704,198
22,712	Mosaic Co.	1,422,907
	Total Chemicals	$4,127,105
	Communications Equipment — 0.5%
30,341	Cisco Systems, Inc.	$ 1,366,862
	Total Communications Equipment	$1,366,862
1Pioneer Global Sustainable Equity Fund |  | 5/31/22

Shares		Value
	Construction Materials — 1.9%
134,495	CRH Plc	$ 5,556,744
	Total Construction Materials	$5,556,744
	Diversified Telecommunication Services — 1.9%
270,700	Deutsche Telekom AG	$ 5,557,431
	Total Diversified Telecommunication Services	$5,557,431
	Electrical Equipment — 2.4%
21,433	Eaton Corp. Plc	$ 2,970,614
9,812(a)	Generac Holdings, Inc.	2,424,349
134,500	Mitsubishi Electric Corp.	1,474,473
	Total Electrical Equipment	$6,869,436
	Electronic Equipment, Instruments & Components — 1.6%
15,233	CDW Corp.	$ 2,587,477
57,645	National Instruments Corp.	2,036,022
	Total Electronic Equipment, Instruments & Components	$4,623,499
	Entertainment — 1.6%
33,673	Electronic Arts, Inc.	$ 4,668,761
	Total Entertainment	$4,668,761
	Food & Staples Retailing — 1.2%
26,745+	Magnit PJSC	$ 98,882
81,500	Seven & i Holdings Co., Ltd.	3,419,097
	Total Food & Staples Retailing	$3,517,979
	Food Products — 1.4%
191,531	Associated British Foods Plc	$ 4,179,975
	Total Food Products	$4,179,975
	Health Care Providers & Services — 4.4%
18,184	Anthem, Inc.	$ 9,266,748
61,803	Cardinal Health, Inc.	3,480,745
	Total Health Care Providers & Services	$12,747,493
	Hotels, Restaurants & Leisure — 0.9%
19,465(a)	Expedia Group, Inc.	$ 2,517,408
	Total Hotels, Restaurants & Leisure	$2,517,408
	Household Durables — 1.4%
43,300	Sony Group Corp.	$ 4,073,799
	Total Household Durables	$4,073,799
	Insurance — 7.2%
104,772	Hartford Financial Services Group, Inc.	$ 7,597,018
Pioneer Global Sustainable Equity Fund |  | 5/31/222

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Shares		Value
	Insurance — (continued)
390,500	Ping An Insurance Group Co. of China, Ltd., Class H	$ 2,477,216
38,073	Progressive Corp.	4,545,155
29,521	Willis Towers Watson Plc	6,230,997
	Total Insurance	$20,850,386
	Interactive Media & Services — 1.8%
2,272(a)	Alphabet, Inc., Class A	$ 5,169,345
	Total Interactive Media & Services	$5,169,345
	Internet & Direct Marketing Retail — 3.5%
407,500(a)	Alibaba Group Holding, Ltd.	$ 4,912,006
108,759	eBay, Inc.	5,293,301
	Total Internet & Direct Marketing Retail	$10,205,307
	IT Services — 4.9%
84,898	Cognizant Technology Solutions Corp., Class A	$ 6,341,881
57,174	International Business Machines Corp.	7,938,038
	Total IT Services	$14,279,919
	Metals & Mining — 3.5%
224,559	Barrick Gold Corp.	$ 4,601,214
130,872	Teck Resources, Ltd., Class B	5,436,423
	Total Metals & Mining	$10,037,637
	Multi-Utilities — 0.6%
50,480	CenterPoint Energy, Inc.	$ 1,617,884
	Total Multi-Utilities	$1,617,884
	Oil, Gas & Consumable Fuels — 7.3%
172,254	MPLX LP	$ 5,675,769
83,571	Occidental Petroleum Corp.	5,792,306
169,518(a)	Range Resources Corp.	5,755,136
553,394+	Rosneft Oil Co. PJSC	166,239
62,965	Shell Plc (A.D.R.)	3,728,787
	Total Oil, Gas & Consumable Fuels	$21,118,237
	Pharmaceuticals — 4.5%
31,200	Eisai Co., Ltd.	$ 1,280,657
219,108	Pfizer, Inc.	11,621,488
	Total Pharmaceuticals	$12,902,145
	Semiconductors & Semiconductor Equipment — 7.5%
61,748(a)	Advanced Micro Devices, Inc.	$ 6,289,651
5,091	Lam Research Corp.	2,647,473
57,477	Micron Technology, Inc.	4,244,102
3Pioneer Global Sustainable Equity Fund |  | 5/31/22

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
40,150	QUALCOMM, Inc.	$ 5,750,283
64,500	Ulvac, Inc.	2,743,710
	Total Semiconductors & Semiconductor Equipment	$21,675,219
	Software — 5.3%
5,849(a)	Adobe, Inc.	$ 2,435,991
17,580	Microsoft Corp.	4,779,475
71,079	Oracle Corp.	5,112,002
27,700(a)	Zoom Video Communications, Inc., Class A	2,976,365
	Total Software	$15,303,833
	Specialty Retail — 0.6%
781(a)	AutoZone, Inc.	$ 1,608,587
	Total Specialty Retail	$1,608,587
	Technology Hardware, Storage & Peripherals — 1.8%
335,808	Hewlett Packard Enterprise Co.	$ 5,238,605
	Total Technology Hardware, Storage & Peripherals	$5,238,605
	Textiles, Apparel & Luxury Goods — 1.3%
105,462	Tapestry, Inc.	$ 3,638,439
	Total Textiles, Apparel & Luxury Goods	$3,638,439
	Trading Companies & Distributors — 1.3%
73,163(a)	AerCap Holdings NV	$ 3,617,179
	Total Trading Companies & Distributors	$3,617,179
	Total Common Stocks (Cost $259,579,607)	$283,131,641

	SHORT TERM INVESTMENTS — 2.4% of Net Assets
	Open-End Fund — 2.4%
6,769,749(b)	Dreyfus Government Cash Management, Institutional Shares, 0.70%	$ 6,769,749
		$6,769,749
	TOTAL SHORT TERM INVESTMENTS (Cost $6,769,749)	$6,769,749
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.5% (Cost $266,349,356)	$289,901,390
Pioneer Global Sustainable Equity Fund |  | 5/31/224

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Options Written — (0.1%)
(145)	Zoom Video Communications, Inc.	Citigroup Global Markets, Ltd.	USD 327,217	USD 125.00	6/16/23	$(324,075)
(51)	Teck Resources, Ltd.	Citigroup Global Markets, Ltd.	USD 7,969	USD 43.00	6/17/22	(6,069)
	Total Over The Counter (OTC) Call Options Written (Premiums received $(335,186))					$(330,144)

	OTHER ASSETS AND LIABILITIES — (0.4)%					$(1,057,548)
	net assets — 100.0%					$288,513,698

(A.D.R.)	American Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2022, the value of these securities amounted to $8,415,866, or 2.9% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2022.
+	Security that used signiﬁcant unobservable inputs to determine its value.
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	59.5%
Japan	9.8%
United Kingdom	6.2%
Netherlands	5.1%
South Korea	3.9%
Germany	3.8%
Canada	3.6%
Ireland	3.2%
China	2.6%
Mexico	1.6%
Other (individually less than 1%)	0.7%
100.0%
5Pioneer Global Sustainable Equity Fund |  | 5/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$5,245,948	$—	$5,245,948
Automobiles	—	10,720,341	—	10,720,341
Banks	11,611,187	27,496,047	—	39,107,234
Beverages	—	2,164,856	—	2,164,856
Capital Markets	—	5,032,203	—	5,032,203
Construction Materials	—	5,556,744	—	5,556,744
Diversified Telecommunication Services	—	5,557,431	—	5,557,431
Electrical Equipment	5,394,963	1,474,473	—	6,869,436
Food & Staples Retailing	—	3,419,097	98,882	3,517,979
Food Products	—	4,179,975	—	4,179,975
Household Durables	—	4,073,799	—	4,073,799
Insurance	18,373,170	2,477,216	—	20,850,386
Internet & Direct Marketing Retail	5,293,301	4,912,006	—	10,205,307
Oil, Gas & Consumable Fuels	20,951,998	—	166,239	21,118,237
Pharmaceuticals	11,621,488	1,280,657	—	12,902,145
Semiconductors & Semiconductor Equipment	18,931,509	2,743,710	—	21,675,219
All Other Common Stocks	104,354,401	—	—	104,354,401
Open-End Fund	6,769,749	—	—	6,769,749
Total Investments in Securities	$203,301,766	$86,334,503	$265,121	$289,901,390
Other Financial Instruments
Over The Counter (OTC) Call Options Written	$—	$(330,144)	$—	$(330,144)
Total Other Financial Instruments	$—	$(330,144)	$—	$(330,144)
Pioneer Global Sustainable Equity Fund |  | 5/31/226

Schedule of Investments  |  5/31/22
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Common Stocks
Balance as of 8/31/21	—
Realized gain (loss)(1)	45,462
Changed in unrealized appreciation (depreciation)(2)	(6,079,158)
Accrued discounts/premiums	—
Purchases	2,548,793
Sales	(159,051)
Transfers in to Level 3*	3,909,075
Transfers out of Level 3*	—
Balance as of 5/31/22	$265,121
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period value. During the nine months ended May 31, 2022, securities with an aggregate market value of $3,909,075 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2022:	$(6,079,158)
7Pioneer Global Sustainable Equity Fund |  | 5/31/22